Unaudited Condensed Consolidated Statements of Changes in Equity - USD ($) $ in Thousands		Ordinary Shares Class A	Ordinary Shares Class B	Additional paid in capital	Statutory Reserves	Accumulated deficit	Accumulated other comprehensive loss	Non- controlling interests	Total
Balance at Sep. 30, 2022		$ 7,525	$ 2,015	$ 17,643,029	$ 964,363	$ (9,006,610)	$ (817,948)	$ (59,255)	$ 8,733,119
Balance (in Shares) at Sep. 30, 2022	[1]	1,504,944	403,000
Share base compensation		$ 365		1,824,635					1,825,000
Share base compensation (in Shares)	[1]	73,000
Net loss						(3,674,324)		11,728	(3,662,596)
Statutory reserve					111,022	(111,022)
Foreign currency translation adjustments							(345,778)	(1,937)	(347,715)
Balance at Mar. 31, 2023		$ 7,890	$ 2,015	19,467,664	1,075,385	(12,791,956)	(1,163,726)	(49,464)	6,547,808
Balance (in Shares) at Mar. 31, 2023	[1]	1,577,944	403,000
Balance at Sep. 30, 2023		$ 7,890	$ 2,015	19,467,664	1,007,027	(14,835,585)	(1,221,021)	(51,725)	4,376,265
Balance (in Shares) at Sep. 30, 2023	[1]	1,577,944	403,000
Net loss						(1,758,797)		(35,367)	(1,794,164)
Deem distribution to non-controlling shareholder				(16,923)				16,923
Statutory reserve					82,519	(82,519)
Foreign currency translation adjustments							(9,159)	(596)	(9,755)
Balance at Mar. 31, 2024		$ 7,890	$ 2,015	$ 19,450,741	$ 1,089,546	$ (16,676,901)	$ (1,230,180)	$ (70,765)	$ 2,572,346
Balance (in Shares) at Mar. 31, 2024	[1]	1,577,944	403,000

[1]	Retroactively restated for ten-for-one shares consolidation with effective date of April 18, 2024.